COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jan. 03, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lessee Quantitative Information
The table below presents the summarized quantitative information with regard to lease contracts we have entered into:

	Fiscal Year Ended
(In thousands)	January 3, 2021	December 29, 2019
Operating lease expense	$4,016	$5,119
Cash paid for amounts included in the measurement of lease liabilities
Cash paid for operating leases	$3,556	$5,259
Right-of-use assets obtained in exchange for lease obligations(1)	$4,791	$21,209
Weighted-average remaining lease term (in years) – operating leases	6.2	6.6
Weighted-average discount rate – operating leases	8.7%	9.0%
(1)Amounts for fiscal year 2019 included the transition adjustment for the adoption of ASC 842 and new ROU asset additions. See Note 2. Summary of Significant Accounting Policies.

Schedule of Lessee, Operating Lease, Liability, Maturity
The following table presents our minimum future rental payments on leases placed in service as of January 3, 2021:

(In thousands)	Operating Leases	Finance Lease
2021	$3,547	$703
2022	$2,767	$711
2023	$2,831	$196
2024	$2,847	$—
2025	$2,097	$—
Thereafter	$4,476	$—
Total lease payments	$18,565	$1,610
Less: imputed interest	$(4,037)	$(12)
Total	$14,528	$1,598

Schedule of Finance Lease, Liability, Fiscal Year Maturity
The following table presents our minimum future rental payments on leases placed in service as of January 3, 2021:

(In thousands)	Operating Leases	Finance Lease
2021	$3,547	$703
2022	$2,767	$711
2023	$2,831	$196
2024	$2,847	$—
2025	$2,097	$—
Thereafter	$4,476	$—
Total lease payments	$18,565	$1,610
Less: imputed interest	$(4,037)	$(12)
Total	$14,528	$1,598

Schedule of Minimum Future Rental Receivables
The following table presents our minimum future rental receivables on the operating leases as of January 3, 2021:

		Payments Due by Fiscal Year
(In thousands)	Total	2021	2022	2023	2024	2025	Thereafter
Minimum future rental receivable	$10,914	$2,623	$2,623	$2,623	$2,623	$422	$—

Schedule of Purchase Obligations
Future purchase obligations under non-cancellable purchase orders and long-term supply and service agreements as of January 3, 2021 are as follows:

(In thousands)	Fiscal Year 2021	Fiscal Year 2022	Total(1)
Future purchase obligations	$214,845	$125,804	$340,649
(1)Total future purchase obligations comprised of $95.6 million related to non-cancellable purchase orders and $245.0 million related to long-term supply and service agreements.

Schedule Of Advances From Customers
The estimated utilization of advances from customers included within “Contract liabilities, current portion” and “Contract liabilities, net of current portion” on our Consolidated and Combined Balance Sheets as of January 3, 2021 is as follows:

(In thousands)	Fiscal Year 2021	Fiscal Year 2022	Fiscal Year 2023	Fiscal Year 2024	Thereafter	Total(1)
Estimated utilization of advances from customers	$19,016	$33,075	$—	$—	$—	$52,091
(1) We have entered into other agreements with customers who have made advance payments for solar power products and systems. These advances will be applied as shipments of product occur. In November 2016, SunPower and Total entered into a four-year, up to 200 MW supply agreement to support the solarization of Total facilities (see Note 3. Net Parent Investment and Transactions with SunPower and Total and Total S.A.); in March 2017, we received a prepayment totaling $88.5 million. In February 2020, we entered into an amendment agreement with Total to extend the term of the contract to December 2025. As of January 3, 2021 and December 29, 2019, the advance payment from Total was $42.4 million and $53.0 million, respectively, of which $9.3 million and $17.6 million were classified as short-term in our Consolidated and Combined Balance Sheets, based on projected shipment dates.

Schedule of Product Warranty
The following table summarizes the product warranty activities for fiscal years 2020 and 2019:

	Fiscal Year
(In thousands)	2020	2019
Balance at the beginning of the period	$37,065	$50,754
Accruals for warranties issued during the period	5,418	10,571
Settlements and adjustments during the period	(11,354)	(24,260)
Balance at the end of the period	$31,129	$37,065